Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Balances of Assets And Liabilities Measured at Fair Value on Recurring Basis
The tables below present the balances of assets measured at fair value on a recurring basis as of December 31st for the past two years:

	Fair Value Measurements at December 31, 2017 Using
(In thousands)	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Securities available for sale:
U.S. Government sponsored entities	$5,691	$—	$5,691	$—
State and political subdivisions	5,192	—	5,192	—
Residential mortgage-backed securities	31,878	—	31,878	—
Corporate and other securities	10,732	—	10,732	—
Total securities available for sale	$53,493	$—	$53,493	$—

Interest rate swap agreements	1,407	—	1,407	—
Total	$1,407	$—	$1,407	$—
	Fair Value Measurements at December 31, 2016 Using
(In thousands)	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Securities available for sale:
U.S. Government sponsored entities	$3,716	$—	$3,716	$—
State and political subdivisions	5,502	—	5,502	—
Residential mortgage-backed securities	21,631	—	21,631	—
Corporate and other securities	9,719	—	9,719	—
Total securities available for sale	$40,568	$—	$40,568	$—

Interest rate swap agreements	1,204	—	1,204	—
Total	$1,204	$—	$1,204	$—

Assets and Liabilities Carried on the Balance Sheet by Caption And By Level Within The Hierarchy
The following tables present the assets and liabilities subject to fair value adjustments (impairment) on a non-recurring basis carried on the balance sheet by caption and by level within the hierarchy (as described above):

	Fair Value Measurements at December 31, 2017 Using
(In thousands)	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision (Credit) During Period
Measured on a non-recurring basis:
Financial assets:
OREO	$426	$—	$—	$426	$(299)
Impaired collateral-dependent loans	1,126	—	—	1,126	(86)

	Fair Value Measurements at December 31, 2016 Using
(In thousands)	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision (Credit) During Period
Measured on a non-recurring basis:
Financial assets:
OREO	$1,050	$—	$—	$1,050	$(1,110)
Impaired collateral-dependent loans	1,767	—	—	1,767	(665)

Carrying Amount and Estimated Fair Values of Financial Instruments
The table below presents the carrying amount and estimated fair values of the Company’s financial instruments not previously presented as of December 31st for the past two years:

		December 31, 2017		December 31, 2016
(In thousands)	Fair value level	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets:
Cash and cash equivalents	Level 1	$150,254	$150,254	$105,895	$105,895
Securities (1)	Level 2	69,800	69,839	61,547	61,536
SBA loans held for sale	Level 2	22,810	25,568	14,773	16,440
Loans, net of allowance for loan losses (2)	Level 2	1,134,308	1,133,739	946,062	944,772
Federal Home Loan Bank stock	Level 2	12,863	12,863	6,037	6,037
Servicing assets	Level 3	1,800	1,800	2,086	2,086
Accrued interest receivable	Level 2	5,447	5,447	4,462	4,462
OREO	Level 3	426	426	1,050	1,050
Financial liabilities:
Deposits	Level 2	1,043,137	1,041,111	945,723	944,886
Borrowed funds and subordinated debentures	Level 2	285,310	284,117	131,310	130,319
Accrued interest payable	Level 2	436	436	430	430

(1)
Includes held to maturity commercial mortgage-backed securities that are considered Level 3 at December 31, 2016.  There were no HTM corporate securities that are considered Level 3 at December 31, 2017. At December 31, 2016, these securities had a book value of $3.8 million and a market value of $3.6 million.

(2)
Includes impaired loans that are considered Level 3 and reported separately in the tables under the “Fair Value on a Nonrecurring Basis” heading.  Collateral-dependent impaired loans, net of specific reserves totaled $1.8 million at December 31, 2017 and 2016.